Commitments and Contingencies (Details Narrative) (Superior Living SDN. BHD.) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Rent expenses	$ 13,508	$ 13,375	$ 26,828	$ 8,932		$ 35,706		$ 0
Superior Living SDN. BHD. [Member]
Rent expenses	$ 44,338	$ 43,982			$ 175,755		$ 125,309